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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		March 31, 2007

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
May 10, 2007

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	35

Form 13F Table Value Total:  	 426,888
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	     Value   Shares	Inv.	   Other       Voting Authority
							     x1000		Discretion Managers Sole	Shared	 None

AMB Property Corp		COM	   	00163T109    7,403   125,919 	SOLE	   N/A	    103,968 	0	 21,951
Archstone-Smith Trust		COM	   	039583109    17,454  321,552 	SOLE	   N/A	    273,272 	0	 48,280
AvalonBay Communities Inc	COM	   	053484101    15,600  119,998 	SOLE	   N/A	    102,011 	0	 17,987
BioMed Realty Trust Inc		COM	   	09063H107    5,925   225,295 	SOLE	   N/A	    192,376 	0	 32,919
Boston Properties Inc		COM	   	101121101    22,846  194,601 	SOLE	   N/A	    165,417 	0	 29,184
BRE Properties Inc		CL A	   	05564E106    6,598   104,485 	SOLE	   N/A	    89,093 	0	 15,392
Brookfield Properties Corp	COM	   	112900105    6,461   160,322 	SOLE	   N/A	    136,276 	0	 24,046
Camden Property Trust		SH BEN INT 	133131102    5,094   72,448 	SOLE	   N/A	    58,929 	0	 13,519
Developers Diversified Realty	COM	   	251591103    18,095  287,680 	SOLE	   N/A	    245,077 	0	 42,603
Digital Realty Trust Inc	COM	   	253868103    8,847   221,738 	SOLE	   N/A	    188,972 	0	 32,766
Equity Residential		SH BEN INT 	29476L107    12,987  269,277 	SOLE	   N/A	    229,984 	0	 39,293
Essex Property Trust Inc	COM	   	297178105    5,626   43,449 	SOLE	   N/A	    37,045 	0	 6,404
Extra Space Storage Inc		COM	   	30225T102    5,642   297,879 	SOLE	   N/A	    249,395 	0	 48,484
General Growth Properties Inc	COM	   	370021107    32,192  498,566 	SOLE	   N/A	    420,879 	0	 77,687
Health Care REIT Inc		COM	   	42217K106    7,931   180,657 	SOLE	   N/A	    148,303 	0	 32,354
Host Hotels & Resorts Inc	COM	   	44107P104    12,029  457,218 	SOLE	   N/A	    387,912 	0	 69,306
Kimco Realty Corp		COM	   	49446R109    14,584  299,221 	SOLE	   N/A	    255,196 	0	 44,025
Maguire Properties Inc		COM	   	559775101    6,323   177,826 	SOLE	   N/A	    150,936 	0	 26,890
Medical Properties Trust Inc	COM	   	58463J304    3,075   209,322 	SOLE	   N/A	    176,038 	0	 33,284
Nationwide Health Properties	COM	   	638620104    11,284  360,974 	SOLE	   N/A	    305,065 	0	 55,909
NorthStar Realty Finance Corp	COM	   	66704R100    1,357   89,198 	SOLE	   N/A	    73,699 	0	 15,499
Penn Real Estate Investment	SH BEN INT 	709102107    9,307   209,954 	SOLE	   N/A	    177,116 	0	 32,838
Prologis			SH BEN INT 	743410102    22,986  354,011 	SOLE	   N/A	    299,644 	0	 54,367
Public Storage Inc		COM	   	74460D109    17,776  187,773 	SOLE	   N/A	    158,880 	0	 28,893
Quadra Realty Trust Inc		COM	   	746945104    1,225   93,922 	SOLE	   N/A	    80,212 	0	 13,710
Regency Centers Corp		COM	   	758849103    10,653  127,508 	SOLE	   N/A	    108,690 	0	 18,818
Simon Property Group Inc	COM	   	828806109    40,214  361,476 	SOLE	   N/A	    316,100 	0	 45,376
SL Green Realty Corp		COM	   	78440X101    15,419  112,400 	SOLE	   N/A	    95,536 	0	 16,864
Strategic Hotels & Resorts Inc	COM	  	86272T106    4,329   189,290 	SOLE	   N/A	    161,228 	0	 28,062
Sunstone Hotel Investors Inc	COM	   	867892101    2,341   85,873 	SOLE	   N/A	    73,883 	0	 11,990
Tanger Factory Outlet Centers	COM	   	875465106    15,827  391,844 	SOLE	   N/A	    330,941 	0	 60,903
Taubman Centers Inc		COM	   	876664103    5,830   100,527 	SOLE	   N/A	    85,768 	0	 14,759
Ventas Inc			COM	   	92276F100    10,521  249,724 	SOLE	   N/A	    211,930 	0	 37,794
Vornado Realty Trust		SH BEN INT 	929042109    26,015  217,992 	SOLE	   N/A	    185,624 	0	 32,368
Weingarten Realty Investors	SH BEN INT 	948741103    17,091  359,362 	SOLE	   N/A	    305,630 	0	 53,732





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5/10/2007


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
March 31, 2007.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer